Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Time charter revenue	$ 189,630,465	$ 97,977,389	$ 55,681,124
Commissions (including $504,892, $1,075,274 and $2,370,381, respectively, to related party)	(6,936,221)	(4,085,717)	(2,378,007)
Net revenue	182,694,244	93,891,672	53,303,117
Operating expenses / (income)
Voyage expenses	2,476,854	624,734	1,334,259
Vessel operating expenses (including $304,515, $233,635 and $353,842, respectively, to related party)	37,667,191	29,739,437	32,219,689
Dry-docking expenses	9,506,675	4,094,693	536,199
Vessel depreciation	18,522,217	7,203,198	6,605,976
Related party management fees	4,920,063	4,294,789	5,293,199
General and administrative expenses (including $2,000,000, $2,460,000 and $2,420,000, respectively, to related party)	4,571,030	3,491,120	3,041,435
Net (gain) / loss on sale of vessels (including $153,750, $0 and $0, respectively, to related party)	0	9,417	(2,453,736)
Other operating income	(1,610,000)	(1,298,318)	(2,687,205)
Loss on write-down of vessel held for sale	0	0	121,165
Total operating expenses, net	76,054,030	48,159,070	44,010,981
Operating income	106,640,214	45,732,602	9,292,136
Other (expenses)/ income
Interest and other financing costs (including $361,283, $50,000 and $0, respectively, to related party)	(5,072,619)	(2,779,729)	(4,125,150)
Loss on debt extinguishment	0	0	(491,571)
(Loss) / gain on derivatives, net	4,355,657	(27,141)	(587,988)
Foreign exchange (loss) / gain	54,235	34,418	(63,007)
Interest income	267,429	3,510	17,011
Other expenses, net	(395,298)	(2,768,942)	(5,250,705)
Net income	106,244,916	42,963,660	4,041,431
Dividends to Series B preferred shares	0	(255,324)	(693,297)
Preferred deemed dividend	0	(345,628)	0
Net income attributable to common shareholders	$ 106,244,916	$ 42,362,708	$ 3,348,134
Weighted average number of shares outstanding during the year, basic (in shares)	7,181,561	6,976,905	5,753,917
Earnings per share attributable to common shareholders - basic (in dollars per share)	$ 14.79	$ 6.07	$ 0.58
Weighted average number of shares outstanding during the year, diluted (in shares)	7,190,107	6,993,405	5,753,917
Earnings per share attributable to common shareholders - diluted (in dollars per share)	$ 14.78	$ 6.06	$ 0.58